SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

On August 15, 2016, the Company entered into agreement to merge with a wholly owned subsidiary of StemCells Inc., a Delaware corporation that is traded on NASDAQ. The merger was completed on November 28, 2016 and all Company securities were converted into the rights receive securities of StemCells, Inc.

On November 28, 2016, the convertible loans which were received in May 2016 were converted into the Company’s Series A preferred shares.

NOTE 17 - SUBSEQUENT EVENTS

A.	On March 29, 2016, the company’s program with the Chief Scientist (“CS”) was segregated into two separate programs, one for subcontractors outside of Israel and the other for all other expenses incurred in Israel.

With regard to the subcontractors incurred in Israel program, the Company received approval from the Chief Scientist (“CS”) for participation in research and development expenses of up to NIS 3,041,529 (USD 794,963). The CS will participate in 60% of these expenses.

With regard to the expenses outside of Israel program, the Company received approval from the Chief Scientist (“CS”) for participation in research and development expenses of up to NIS 825,000 (USD 215,630). The CS will participate in 30% of these expenses.

B.	On May 11, 2016 The Company signed a convertible loan agreement with several invertors. According to the loan agreement, the Company will receive an amount of USD 750,000.